Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 9,744	$ 31,453	$ 82,654
Adjustments to reconcile net income (loss) to net cash:
Policy charges and fee income	(346,180)	(346,027)	(353,932)
Interest credited	277,077	269,488	301,079
Investment gains, net	(38,123)	(73,720)	(125,986)
Amortization/Accretion of bond premium, net	69,632	59,337	44,701
Amortization of VOBA	29,827	30,054	40,880
Changes in assets and liabilities:
Change in insurance related liabilities and policy-related balances	29,190	52,316	(24,884)
Change in fair value option and trading securitieses	(100,101)	(15,937)
Deferred income tax expense (benefit)	(22,666)	(2,474)	23,566
Decrease (increase) in accrued investment income	(3,357)	(1,783)	5,194
Decrease (increase) in other assets and liabilities	7,899	(3,961)	(27,417)
Net cash provided by (used in) operating activities	(87,058)	(1,254)	(34,145)
Cash flows from investing activities:
Fixed maturities, available for sale Proceeds from sales and maturities	2,023,946	3,806,768	4,739,792
Fixed maturities, available for sale, Purchases	(1,952,554)	(3,823,450)	(3,703,237)
Commercial mortgage loans, proceeds from sales and paydowns	422,241	265,414	164,658
Commercial mortgage loans, originations and purchases	(5,325)	(208,580)	(559,110)
Purchase of common stocks	(3,052)	(5,100)
Net purchases, sales, maturities of derivatives	17,265	2,642	(1,379)
Net purchases, sales, maturities of other investments	(60,263)	63,097	184,107
Net cash provided by (used in) investing activities	442,258	116,728	824,831
Cash flows from financing activities:
Policyholders' account deposits	790,230	763,748	356,916
Policyholders' account withdrawals	(979,586)	(905,014)	(922,215)
Dividends paid to shareholder	(70,000)	(42,000)	(187,000)
Change in overdrafts	(20,431)	22,059	(38,996)
Net cash provided by (used in) financing activities	(279,787)	(161,207)	(791,295)
Net increase (decrease) in cash and cash equivalents	75,413	(45,733)	(609)
Cash and cash equivalents, beginning of period	3,388	49,121	49,730
Cash and cash equivalents, end of period	78,801	3,388	49,121
Supplemental schedule of cash flow information:
Income taxes paid	5,000	17,700	24,000
Interest paid	7,835	7,328	6,671
Noncash activities
Interest income on vehicle note	26,875	25,069	22,880
Interest expense on other long-term debt	26,875	25,069	22,880
Increase in vehicle note and other long-term debt	36,000	50,300	57,100
Change in modified coinsurance payable and deposit receivable	87,966	50,791	$ 133,060
Bond exchanges	10,959	$ 11,199
Mortgage loan refinance	$ 11,368